GOLDMAN SACHS TRUST

Supplement dated January 19, 2016 to the

current Prospectus and SAI for each applicable Goldman Sachs Fund that has Class R6 Shares, as listed on Exhibit A

(each, a “Fund”)

Effective immediately, each Fund’s Prospectus is revised as follows:

The following sentence is added to the end of the second to last paragraph in the “How Can I Purchase Shares Of The Funds?” subsection under “Shareholder Guide—How To Buy Shares”:

Class R6 Shares may be purchased or redeemed only through financial intermediaries that provide administration and/or recordkeeping to Employee Benefit Plans (or through clearing firms acting on behalf of such financial intermediaries) where there is an agreement with Goldman Sachs covering the purchase and redemption of Class R6 Shares.

Effective immediately, each Fund’s SAI is revised as follows:

The following sentence is added after the third sentence in the paragraph in the “Shares of the Trust” section that discusses distribution of Class R6 Shares:

Class R6 Shares may be purchased or redeemed only through financial intermediaries that provide administration and/or recordkeeping to Employee Benefit Plans (or through clearing firms acting on behalf of such financial intermediaries) where there is an agreement with Goldman Sachs covering the purchase and redemption of Class R6 Shares.

This Supplement should be retained with your Prospectus and SAI for future reference.

EXHIBIT A

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Absolute Return Multi-Asset Fund

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Bond Fund

Goldman Sachs Capital Growth Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Concentrated Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Dynamic Allocation Fund

Goldman Sachs Dynamic U.S. Equity Fund

Goldman Sachs Emerging Markets Debt Fund

Goldman Sachs Emerging Markets Equity Fund

Goldman Sachs Emerging Markets Equity Insights Fund

Goldman Sachs Enhanced Income Fund

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Financial Square Government Fund

Goldman Sachs Flexible Cap Growth Fund

Goldman Sachs Focused Growth Fund

Goldman Sachs Focused Value Fund

Goldman Sachs Global Income Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Government Income Fund

Goldman Sachs Growth and Income Fund

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs High Yield Fund

Goldman Sachs Income Builder Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs International Small Cap Insights Fund

Goldman Sachs Investment Grade Credit Fund

Goldman Sachs Large Cap Growth Insights Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Large Cap Value Insights Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Real Estate Securities Fund

Goldman Sachs Retirement Portfolio Completion Fund

Goldman Sachs Satellite Strategies Portfolio

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund

Goldman Sachs Small Cap Value Fund

Goldman Sachs Small Cap Value Insights Fund

Goldman Sachs Small/Mid Cap Growth Fund

Goldman Sachs Small/Mid Cap Value Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs U.S. Mortgages Fund

R6INVSTSTK 01-16